Annual Operating Expenses - VIPMidCapPortfolio-InitialServiceService2PRO - VIPMidCapPortfolio-InitialServiceService2PRO - VIP Mid Cap Portfolio	Apr. 29, 2023
VIP Mid Cap Portfolio - Initial Class
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.61%
VIP Mid Cap Portfolio - Service Class
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.08%
Total annual operating expenses	0.71%
VIP Mid Cap Portfolio - Service Class 2
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual operating expenses	0.86%